Finance Costs	12 Months Ended
Dec. 31, 2021
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Finance Costs
27	FINANCE COSTS

	For the year ended 31 December
	2021	2020	2019
	RMB million	RMB million	RMB million
Interest expenses for securities sold under agreements to repurchase	3,523	1,565	2,392
Interest expenses for bonds payable	1,500	1,503	1,168
Interest expenses for interest-bearing loans and borrowings	479	566	589
Interest on lease liabilities	96	113	106

Total	5,598	3,747	4,255